Business Segment and Geographical Information - Distribution of Net Revenue by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Gross revenue	$ 2,595,777	$ 2,402,321	$ 2,364,956
Ireland
Segment Reporting Information [Line Items]
Gross revenue	1,066,200	944,130	995,365
Rest of Europe
Segment Reporting Information [Line Items]
Gross revenue	379,883	355,552	319,935
U.S.
Segment Reporting Information [Line Items]
Gross revenue	894,978	881,829	866,901
Other
Segment Reporting Information [Line Items]
Gross revenue	$ 254,716	$ 220,810	$ 182,755